Document And Entity Information	Sep. 02, 2025
Document Information Line Items
Entity Central Index Key	0001427570
Document Type	8-K
Document Period End Date	Sep. 02, 2025
Entity Registrant Name	VYOME HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37897
Entity Tax Identification Number	26-1828101
Entity Address, Address Line One	Harvard Square
Entity Address, Address Line Two	One Mifflin Place
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Cambridge
Entity Address, Country	MA
Entity Address, Postal Zip Code	02138
City Area Code	(973)
Local Phone Number	832-8147
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HIND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false